As filed with the Securities and Exchange Commission on February 8, 2019

Securities Act File No. 333-191837

Investment Company Act File No. 811-22903

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 213	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 215	☒

J.P. Morgan Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

4 New York Plaza

New York, New York 10004

(Name and Address of Agent for Service)

With copies to:

Zachary Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 13, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 195 (the “Amendment”) to the Registration Statement of J.P. Morgan Exchange-Traded Fund Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 31, 2018 to register shares of JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF, JPMorgan Inflation Managed Bond ETF, JPMorgan Municipal ETF and JPMorgan Ultra-Short Municipal ETF. Pursuant to Rule 485(a), the Amendment would have become effective on October 14, 2018. Post-Effective Amendment No. 197 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 203 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 207 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. Post-Effective Amendment No. 210 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 11, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only. JPMorgan Ultra-Short Municipal ETF has separately file Post-Effective Amendment No. 199 and went effective on October 15, 2018. JPMorgan Municipal ETF has separately file Post-Effective Amendment No. 201 and went effective on October 22, 2018. JPMorgan Core Plus Bond ETF has separately filed Post-Effective Amendment No. 211 and went effective on January 23, 2019. This Post-Effective Amendment No. 213 is now being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 13, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF and incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 8th day of February, 2019.

J.P. Morgan Exchange-Traded Fund Trust

By:	Ogden Hammond*
	Name:	Ogden Hammond
	Title:	Interim President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on February 8, 2019.

	Gary L. French*	Robert J. Grassi*
	Gary L. French Trustee	Robert J. Grassi Trustee

	Thomas P. Lemke*	Lawrence Maffia*
	Thomas P. Lemke Trustee	Lawrence Maffia Trustee

	Emily Youssouf*	Robert Deutsch*
	Emily Youssouf Trustee	Robert Deutsch Trustee

By:	Lauren A. Paino*
Lauren A. Paino Treasurer and Principal Financial Officer

*By:	/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch Attorney-in-Fact